Finance costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Borrowing costs [abstract]
Finance costs before capitalized interest	$ 127,282	$ 95,631
Less capitalized interest related to Geismar plant under construction	(2,856)	(1,215)
Finance costs	$ 124,426	$ 94,416